Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 99.6%
Health Care 99.6%
Biotechnology 18.8%
AbbVie, Inc.	53,980	11,357,392
Alnylam Pharmaceuticals, Inc.*	7,301	3,259,970
Amgen, Inc.	20,493	5,896,041
Apellis Pharmaceuticals, Inc.*	3,300	90,981
Argenx SE (ADR)*	3,223	2,295,421
Biogen, Inc.*	11,550	1,527,141
BioMarin Pharmaceutical, Inc.*	15,342	893,978
Exact Sciences Corp.*	11,422	541,631
Gilead Sciences, Inc.	49,450	5,586,366
Incyte Corp.*	12,979	1,098,153
Insmed, Inc.*	12,439	1,692,948
Moderna, Inc.*	10,206	245,863
Neurocrine Biosciences, Inc.*	11,937	1,666,405
Regeneron Pharmaceuticals, Inc.	6,085	3,533,559
Vertex Pharmaceuticals, Inc.*	14,881	5,818,769
		45,504,618
Health Care Distributors 4.6%
Cardinal Health, Inc.	17,500	2,603,650
Cencora, Inc.	11,914	3,474,242
McKesson Corp.	7,500	5,149,800
		11,227,692
Health Care Equipment 24.7%
Abbott Laboratories	67,001	8,888,353
Baxter International, Inc.	46,800	1,155,492
Becton Dickinson & Co.	16,000	3,087,680
Boston Scientific Corp.*	106,556	11,241,658
Dexcom, Inc.*	25,608	1,929,307
Edwards Lifesciences Corp.*	22,296	1,813,557
GE HealthCare Technologies, Inc.	20,100	1,481,973
Globus Medical, Inc. "A"*	8,400	514,668
Hologic, Inc.*	16,777	1,126,072
IDEXX Laboratories, Inc.*	3,189	2,063,570
Inspire Medical Systems, Inc.*	3,424	320,795
Insulet Corp.*	5,532	1,880,216
Intuitive Surgical, Inc.*	16,659	7,884,621
Medtronic PLC	50,088	4,648,667
Penumbra, Inc.*	3,557	969,780
ResMed, Inc.	9,647	2,648,198
Stryker Corp.	20,504	8,025,471
		59,680,078
Health Care Services 1.7%
Labcorp Holdings, Inc.	3,590	997,984
Privia Health Group, Inc.*	42,632	982,241
RadNet, Inc.*	29,287	2,101,635
		4,081,860

Health Care Supplies 1.4%
Alcon AG	31,597	2,521,757
The Cooper Companies, Inc.*	11,000	741,345
		3,263,102
Health Care Technology 0.6%
Veeva Systems, Inc.A*	5,418	1,458,526
Life Sciences Tools & Services 9.5%
Agilent Technologies, Inc.	20,406	2,564,218
Avantor, Inc.*	24,851	334,743
Bio-Techne Corp.	9,500	518,985
Danaher Corp.	29,138	5,997,183
Illumina, Inc.*	4,791	478,908
IQVIA Holdings, Inc.*	11,800	2,251,558
Repligen Corp.*	3,300	403,656
Thermo Fisher Scientific, Inc.	16,898	8,325,983
Waters Corp.*	2,600	784,680
West Pharmaceutical Services, Inc.	5,215	1,287,844
		22,947,758
Managed Health Care 6.5%
Centene Corp.*	21,874	635,221
Humana, Inc.	3,216	976,570
UnitedHealth Group, Inc.	45,423	14,075,225
		15,687,016
Pharmaceuticals 31.8%
Arvinas, Inc.*	16,333	126,254
AstraZeneca PLC (ADR)	95,946	7,666,085
Bristol-Myers Squibb Co.	67,760	3,196,917
Eli Lilly & Co.	35,807	26,231,492
EyePoint Pharmaceuticals, Inc.*	22,100	255,697
Johnson & Johnson	66,485	11,779,148
Merck & Co., Inc.	99,219	8,346,302
Novartis AG (ADR)	45,200	5,720,060
Novo Nordisk A/S (ADR)	89,110	5,031,151
Pfizer, Inc.	106,970	2,648,577
Sandoz Group AG (ADR)	8,500	534,565
Sanofi SA (ADR)	39,350	1,947,038
Zoetis, Inc.	22,356	3,496,478
		76,979,764
Total Common Stocks (Cost $103,465,656)		240,830,414

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.38% (a) (Cost $932,947)	932,947	932,947

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $104,398,603)	100.0	241,763,361
Other Assets and Liabilities, Net	0.0	25,659
Net Assets	100.0	241,789,020
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 are as follows:
Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (a) (b)
2,532,775	—	2,532,775 (c)	—	—	1,574	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.38% (a)
722,182	8,078,959	7,868,194	—	—	15,211	—	932,947	932,947
3,254,957	8,078,959	10,400,969	—	—	16,785	—	932,947	932,947

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2025.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$240,830,414	$—	$—	$240,830,414
Short-Term Investments	932,947	—	—	932,947
Total	$241,763,361	$—	$—	$241,763,361

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHWF-PH1